Remuneration of auditor	12 Months Ended
Dec. 31, 2024
Remuneration of auditor [Abstract]
Remuneration of auditor
36.	Remuneration of auditor

Auditors of the Group - PricewaterhouseCoopers Australia and related network firms	2024	2023	2022
	A$	A$	A$
Audit or review of financial statements	2,066,123	1,380,000	367,200
Other assurance services	2,303,600	170,000	-
Other advisory services	125,900	291,861	156,857
	4,495,623	1,841,861	524,057

Other auditors and their related network firms	2024	2023	2022
	A$	A$	A$
Audit or review of financial statements	46,017	52,538	89,621
Other advisory services	-	-	9,435
	46,017	52,538	99,056